Income tax (Details) - Schedule of income tax benefit on pre-tax accounting loss from operations reconciles to the inco - USD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Schedule Of Income Tax Benefit On Pre Tax Accounting Loss From Operations Reconciles To The Inco Abstract
Accounting loss before tax	$ (14,903,909)	$ (11,372,799)	$ (4,697,636)
Income tax benefit at the applicable tax rate of 25% (2021: 26%)	3,725,977	2,956,928	1,291,850
Non-deductible expenses	(564,872)	(1,192,112)	(155,498)
Non-assessable income	195,596
Deferred tax assets not recognized	(3,356,701)	(1,764,816)	(1,136,352)
Income tax benefit
Unrecognized Deferred Tax Asset
Unused tax losses	24,845,264	20,867,835
Net unrecognized tax benefit at 25% (2021: 26%)	$ 6,211,316	$ 5,425,637	$ 3,872,022